CONSOLIDATED BALANCE SHEET (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 53	$ 83
Common stock, par value (in dollars per share)	$ 0.25	$ 0.25
Common Stock, Shares Authorized	11,200	11,200
Common stock, shares issued	7,040	7,040
Treasury stock, shares	2,571	2,514